Interest and other income - Summary of Interest and Other Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Interest income	$ 1,960	$ 2,372	$ 2,313
Dividend income (from investments in equity securities)	82	83	49
Net gains/(losses) on sale and revaluation of non-current assets and businesses	3,190	(288)	257
Net foreign exchange losses on financing activities	(537)	(1,025)	(458)
Other	532	582	677
Interest and other income, of which:	$ 5,227	$ 1,724	$ 2,838